TRADE ACCOUNTS RECEIVABLE - (Detail 4) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Estimated impairment losses for accounts receivable roll forward
Beginning balance of provision for credit losses in the financial assets account.	R$ 2,215,251	R$ 2,437,845
Supplement to estimated losses, net of resersal	1,581,337	1,523,263
Write-off of provision for credit losses on financial investors	1,417,791	1,750,394
Ending balance of provision for credit losses in the financial assets account.	2,380,452	2,215,251
Business combination – IPNET
Estimated impairment losses for accounts receivable roll forward
Business combination - Garliava		R$ (4,537)
Business combination – Samauma
Estimated impairment losses for accounts receivable roll forward
Business combination - Garliava	(786)
Business combination – FiBrasil
Estimated impairment losses for accounts receivable roll forward
Business combination - Garliava	R$ (869)